Share-based payments	12 Months Ended
Dec. 31, 2025
Share-based payments
Share-based payments

A11.  Share-based payments

Share-based compensation

The Group operates two equity-settled share-based long-term incentive plans (LTIPs): the Performance Share Plan and the Restricted Share Plan. The economic cost of awarding shares and share options to employees is recognised as an expense in the income statement, equivalent to the fair value of the benefit awarded. The fair value of the Performance Share Plan is determined by reference to option pricing models, principally stochastic and adjusted Black-Scholes models. The fair value of the Restricted Share Plan is determined by reference to an adjusted Black-Scholes model. The charge for both plans is recognised in the income statement over the vesting period of the award. At each balance sheet date, the Group revises its estimate of the number of shares that vest or options that are expected to become exercisable. Any revision to the original estimates (other than those which are a result of movements in total shareholder return (TSR)) is reflected in the income statement with a corresponding adjustment to equity immediately to the extent it relates to past service, and the remainder over the rest of the vesting period.

Performance Share Plan and Restricted Share Plan

The Company has operated a share-based incentive for senior managers worldwide since 2006, initially through a Performance Share Plan, and then in 2023 a Restricted Share Plan was introduced. The main features of the schemes are as follows:

●	For Performance Share Plan awards made in 2023, 2024, and 2025, 50% of the award is based on TSR and 50% is based on performance against certain strategic and financial measures over the vesting period.
●	For Restricted Share Plan awards made in 2023, 2024 and 2025, there are no performance conditions attached.
●	The value of dividends paid during the vesting period is paid on the number of shares that ultimately vest in the form of additional shares. For awards that are nil-cost options made prior to May 2021, this is the value of dividends between grant and exercise.

The total charge for the year relating to equity-settled share-based payment plans was $28m (2024: $25m; 2023: $32m). This includes charges for the Performance Share Plan and Restricted Share Plan of $28m (2024: $25m; 2023: $20m). In 2023, there were charges relating to the transfer of existing long-term incentive plans in Terminix and a non-recurring retention award totalling $12m. A summary of the number of shares in active Performance Share Plans is shown below:

		Share options outstanding					Share options exercisable
						Shares
		Scheme	Shares	Shares	Shares	outstanding	Shares	Shares	Shares	Shares	Shares
Year		interest at	awarded	lapsed	vested	at	exercisable at	vested	exercised	lapsed	exercisable at
of	Vesting	1 January	during	during	during	31 December	1 January	during	during	during	31 December
Grant	Year	2025	2025	2025	2025	2025	2025	2025	2025	2025	2025
2015	2018	—	—	—	—	—	1,183,287	—	(1,183,287)	—	—
2016	2019	—	35,895	—	(35,895)	—	1,423,870	35,895	(177,522)	—	1,282,243
2017	2020	—	29,651	(70)	(29,581)	—	1,172,343	29,581	(42,610)	—	1,159,314
2018	2021	—	37,102	(1,032)	(36,070)	—	1,515,273	36,070	(74,885)	—	1,476,458
2019	2022	—	37,188	(1,493)	(35,695)	—	1,518,848	35,695	(97,191)	—	1,457,352
2020	2023	—	26,635	(1,879)	(24,756)	—	1,071,405	24,756	(62,325)	—	1,033,836
2021	2024	—	21,432	(11,583)	(9,849)	—	891,443	9,849	(81,222)	—	820,070
2022	2025	3,918,992	83,051	(2,502,398)	(1,499,645)	—	47,415	1,499,645	(540,593)	—	1,006,467
2023	2026	4,031,442	828	(317,038)	(6,375)	3,708,857	—	6,375	(6,375)	—	—
2024	2027	6,598,782	6,583	(1,216,776)	(67,951)	5,320,638	—	67,951	(67,951)	—	—
2025	2028	—	8,090,985	(611,953)	—	7,479,032	—	—	—	—	—

		Share options outstanding					Share options exercisable
						Shares
		Scheme	Shares	Shares	Shares	outstanding	Shares	Shares	Shares	Shares	Shares
Year		interest at	awarded	lapsed	vested	at	exercisable at	vested	exercised	lapsed	exercisable at
of	Vesting	1 January	during	during	during	31 December	1 January	during	during	during	31 December
Grant	Year	2024	2024	2024	2024	2024	2024	2024	2024	2024	2024
2013	2016	—	—	—	—	—	69	—	(69)	—	—
2014	2017	—	—	—	—	—	1,151,851	—	(1,151,851)	—	—
2015	2018	—	26,277	—	(26,277)	—	1,251,052	26,277	(94,042)	—	1,183,287
2016	2019	—	31,575	—	(31,575)	—	1,427,960	31,575	(35,665)	—	1,423,870
2017	2020	—	26,381	—	(26,381)	—	1,209,932	26,381	(62,824)	(1,146)	1,172,343
2018	2021	—	33,926	—	(33,926)	—	1,564,454	33,926	(80,787)	(2,320)	1,515,273
2019	2022	—	34,750	—	(34,750)	—	1,770,998	34,750	(286,233)	(667)	1,518,848
2020	2023	—	24,304	—	(24,304)	—	1,241,998	24,304	(193,231)	(1,666)	1,071,405
2021	2024	3,632,199	81,393	(1,878,836)	(1,834,756)	—	—	1,834,756	(813,178)	(130,135)	891,443
2022	2025	4,665,701	6,005	(705,299)	(47,415)	3,918,992	5,951	47,415	(5,951)	—	47,415
2023	2026	4,638,991	3,066	(610,615)	—	4,031,442	—	—	—	—	—
2024	2027	—	7,110,973	(512,191)	—	6,598,782	—	—	—	—	—

A summary of the number of shares in active Restricted Share plans is shown below:

		Share options outstanding					Share options exercisable
						Shares
		Scheme	Shares	Shares	Shares	outstanding	Shares	Shares	Shares	Shares	Shares
Year		interest at	awarded	lapsed	vested	at	exercisable at	vested	exercised	lapsed	exercisable at
of	Vesting	1 January	during	during	during	31 December	1 January	during	during	during	31 December
Grant	Year	2025	2025	2025	2025	2025	2025	2025	2025	2025	2025
2023	2025	320,025	16,894	(295,844)	(41,075)	—	—	41,075	(41,075)	—	—
2023	2026	794,075	832	(238,242)	(146,110)	410,555	—	146,110	(146,110)	—	—
2024	2025	149,640	770	—	(105,100)	45,310	—	105,100	(105,100)	—	—
2024	2026	234,965	—	(81,850)	(58,175)	94,940	—	58,175	(58,175)	—	—
2024	2027	786,290	—	(157,455)	—	628,835	—	—	—	—	—
2024	2028	90,630	—	—	—	90,630	—	—	—	—	—
2024	2029	90,630	—	—	—	90,630	—	—	—	—	—
2024	2030	90,630	—	—	—	90,630	—	—	—	—	—
2025	2025	—	31,278	—	(31,278)	—	—	31,278	(31,278)	—	—
2025	2026	—	707,123	(14,409)	—	692,714	—	—	—	—	—
2025	2027	—	467,658	—	—	467,658	—	—	—	—	—
2025	2028	—	1,754,135	(283,050)	—	1,471,085	—	—	—	—	—

		Share options outstanding					Share options exercisable
		Scheme	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares
Year		interest at	awarded	lapsed	vested	outstanding at	exercisable at	vested	exercised	lapsed	exercisable at
of	Vesting	1 January	during	during	during	31 December	1 January	during	during	during	31 December
Grant	Year	2024	2024	2024	2024	2024	2024	2024	2024	2024	2024
2023	2024	195,310	—	—	(195,310)	—	—	195,310	(195,310)	—	—
2023	2025	88,465	260,000	(28,440)	—	320,025	—	—	—	—	—
2023	2026	727,645	170,000	(103,570)	—	794,075	—	—	—	—	—
2024	2025	—	149,640	—	—	149,640	—	—	—	—	—
2024	2026	—	282,170	(47,205)	—	234,965	—	—	—	—	—
2024	2027	—	914,085	(127,795)	—	786,290	—	—	—	—	—
2024	2028	—	90,630	—	—	90,630	—	—	—	—	—
2024	2029	—	90,630	—	—	90,630	—	—	—	—	—
2024	2030	—	90,630	—	—	90,630	—	—	—	—	—

The fair value of the 2024 awards made under the Performance Share Plan is charged to the income statement over the vesting period, based on values derived from a Monte Carlo model prepared by external remuneration consultants. This is a closed-form solution which takes account of the correlation between share price performance and the likelihood of a TSR performance condition being met. For the shares awarded in March 2025, the significant inputs into the model were a share price of 338.8p (2024: 466.1p), an expected share price volatility of 32.6% (2024: 29.5%), a median share price correlation between the companies in the comparator group of 71.6% (2024: 73.1%), and an expected life commensurate with the three-year performance/vesting period. The share price volatility assumption is based on analysis of historical daily share prices. As the awards are nil-cost (i.e. there is no exercise price), the assumed risk-free rate of return has minimal impact on the fair value of the awards. Similarly, as dividend equivalents are paid on the vesting portion of awards, the fair value of these awards is not reduced to reflect dividends paid during the vesting period. The fair value of the 2025 awards made under the Restricted Share Plan is charged to the income statement over the vesting period based on the fair value of the award on grant date.

The fair value of awards granted during 2025 was $38m (2024: $46m) and the weighted average fair value per award granted during the year was 262.3p (2023: 506.7p). The weighted average share price for options exercised in the year was 383.2p (2024: 471.4p) and the weighted average contract term remaining on shares unexercised at the year end was 533 days (2024: 535 days).